Environmental and other provisions (Schedule of changes in provisions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 330.7	$ 344.2
Net additional provisions made	64.1	25.1
Disbursements	(17.8)	(11.6)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(5.5)	(2.0)
Unwinding of discount	11.1	10.5
Effect of change in discount rate	(25.9)	(22.7)
Effect of foreign exchange	13.5	(20.8)
Effect of change in share price	32.6	8.0
Provisions, ending balance	402.8	330.7
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	296.9	315.4
Net additional provisions made	26.2	14.5
Disbursements	(1.7)	(2.1)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0	0.0
Unwinding of discount	11.1	10.5
Effect of change in discount rate	(25.9)	(22.7)
Effect of foreign exchange	11.8	(18.7)
Effect of change in share price	0.0	0.0
Provisions, ending balance	318.4	296.9
Deferred share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	12.3	8.7
Net additional provisions made	0.9	1.1
Disbursements	(5.4)	(1.6)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0	0.0
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	0.7	(1.1)
Effect of change in share price	13.0	5.2
Provisions, ending balance	21.5	12.3
Restricted share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	9.6	5.0
Net additional provisions made	11.5	5.6
Disbursements	(6.3)	(2.2)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0	0.0
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	0.3	(0.5)
Effect of change in share price	11.0	1.7
Provisions, ending balance	26.1	9.6
Performance share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	5.5	2.6
Net additional provisions made	16.0	3.1
Disbursements	(3.5)	(0.9)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0	0.0
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	0.3	(0.4)
Effect of change in share price	8.6	1.1
Provisions, ending balance	26.9	5.5
Other [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	6.4	12.5
Net additional provisions made	9.5	0.8
Disbursements	(0.9)	(4.8)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(5.5)	(2.0)
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	0.4	(0.1)
Effect of change in share price	0.0	0.0
Provisions, ending balance	$ 9.9	$ 6.4